Fee and commission income - Schedule of ordinary income that is expected to be recognized on the contracts in force (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 2,645
Up to 1 year
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	2,407
From 1 to 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	7
More than 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 231